UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-Q QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21506

Name of Fund: BlackRock Enhanced Capital and Income Fund, Inc. (CII)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock
Enhanced Capital and Income Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536.
Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2008

Date of reporting period: 01/01/2008 – 03/31/2008

Item 1 – Schedule of Investments

BlackRock Enhanced Capital and Income Fund, Inc.
Schedule of Investments as of March 31, 2008 (Unaudited)			(Percentages shown are based on Net Assets)

Industry	Shares Common Stocks		Value

Aerospace & Defense - 6.1%	45,200	Honeywell International, Inc.	$ 2,550,184
	33,500	Lockheed Martin Corp.	3,326,550
	46,800	Northrop Grumman Corp.	3,641,508
	80,600	Raytheon Co.	5,207,566

			14,725,808

Capital Markets - 4.0%	109,125	The Bank of New York Mellon Corp.	4,553,786
	111,900	Morgan Stanley	5,113,830

			9,667,616

Chemicals - 2.7%	24,600	The Dow Chemical Co.	906,510
	118,000	E.I. du Pont de Nemours & Co.	5,517,680

			6,424,190

Commercial Banks - 0.5%	40,900	Wells Fargo & Co.	1,190,190

Computers & Peripherals - 5.1%	87,500	Hewlett-Packard Co.	3,995,250
	58,600	International Business Machines Corp.	6,747,204
	109,600	Sun Microsystems, Inc. (a)	1,702,088

			12,444,542

Diversified Financial	111,227	Bank of America Corp.	4,216,616
Services - 5.6%	98,600	Citigroup, Inc.	2,112,012
	169,472	JPMorgan Chase & Co.	7,278,823

			13,607,451

Diversified Telecommunication	129,370	AT&T Inc.	4,954,871
Services - 4.6%	631,200	Qwest Communications International Inc.	2,859,336
	93,900	Verizon Communications, Inc.	3,422,655

			11,236,862

Electric Utilities - 3.4%	68,000	FPL Group, Inc.	4,266,320
	112,700	The Southern Co.	4,013,247

			8,279,567

Electronic Equipment &	14,500	Tyco Electronics Ltd.	497,640
Instruments - 0.2%

Energy Equipment &	161,900	BJ Services Co.	4,615,769
Services - 5.0%	144,800	Halliburton Co.	5,694,984
	13,730	Transocean, Inc.	1,856,296

			12,167,049

Food Products - 7.4%	38,700	Archer-Daniels-Midland Co.	1,592,892
	80,100	General Mills, Inc.	4,796,388
	164,000	Kraft Foods, Inc.	5,085,640
	193,000	Unilever NV (b)	6,509,890

			17,984,810

Health Care Equipment &	35,900	Baxter International, Inc.	2,075,738
Supplies - 2.1%	66,525	Covidien Ltd.	2,943,731

			5,019,469

Health Care Providers &	28,000	Cardinal Health, Inc.	1,470,280
Services - 0.6%

Household Durables - 0.2%	10,500	Sony Corp. (b)	420,735

Household Products - 1.7%	65,400	Kimberly-Clark Corp.	4,221,570

BlackRock Enhanced Capital and Income Fund, Inc.
Schedule of Investments as of March 31, 2008 (Unaudited)			(Percentages shown are based on Net Assets)

Industry	Shares	Common Stocks	Value

IT Services - 1.0%	530,000	Unisys Corp. (a)	$ 2,347,900

Industrial Conglomerates - 3.0%	127,600	General Electric Co.	4,722,476
	57,325	Tyco International Ltd.	2,525,166

			7,247,642

Insurance - 8.2%	145,800	American International Group, Inc.	6,305,850
	47,200	Hartford Financial Services Group, Inc. (c)	3,576,344
	32,400	MetLife, Inc.	1,952,424
	26,300	Prudential Financial, Inc.	2,057,975
	127,100	The Travelers Cos., Inc.	6,081,735

			19,974,328

Machinery - 1.4%	42,500	Deere & Co.	3,418,700

Media - 4.2%	505,900	Time Warner, Inc.	7,092,718
	99,800	Walt Disney Co.	3,131,724

			10,224,442

Metals & Mining - 1.5%	101,400	Alcoa, Inc.	3,656,484

Multi-Utilities - 0.8%	46,400	Dominion Resources, Inc.	1,894,976

Office Electronics - 2.4%	389,700	Xerox Corp.	5,833,809

Oil, Gas & Consumable	41,000	Anadarko Petroleum Corp.	2,584,230
Fuels - 7.9%	48,700	Chevron Corp.	4,157,032
	128,300	Exxon Mobil Corp.	10,851,614
	27,800	Peabody Energy Corp.	1,417,800

			19,010,676

Pharmaceuticals - 8.8%	386,100	Bristol-Myers Squibb Co.	8,223,930
	46,500	GlaxoSmithKline Plc (b)	1,972,995
	37,500	Johnson & Johnson	2,432,625
	176,600	Pfizer, Inc.	3,696,238
	167,800	Schering-Plough Corp.	2,417,998
	64,000	Wyeth	2,672,640

			21,416,426

Semiconductors & Semiconductor	74,400	Analog Devices, Inc.	2,196,288
Equipment - 7.0%	151,200	Fairchild Semiconductor International, Inc. (a)	1,802,304
	206,800	Intel Corp.	4,380,024
	969,600	LSI Corp. (a)	4,799,520
	615,400	Micron Technology, Inc. (a)	3,673,938

			16,852,074

		Total Common Stocks
		(Cost - $229,981,870) - 95.4%	231,235,236

	Beneficial
	Interest
	(000)	Short-Term Securities

$ 16,916		BlackRock Liquidity Series, LLC Cash Sweep Series,
		2.92% (d)(e)	16,916,286

		Total Short-Term Securities
		(Cost - $16,916,286) - 7.0%	16,916,286

BlackRock Enhanced Capital and Income Fund, Inc.
Schedule of Investments as of March 31, 2008 (Unaudited)			(Percentages shown are based on Net Assets)

	Contracts	Options Purchased	Value

Call Options Purchased - 0.1%	115	S&P 500 Listed Option, expiring April 2008
		at $135	$ 173,650
	100	S&P 500 Listed Option, expiring April 2008
		at $137	83,000

		Total Options Purchased
		(Premiums Paid - $294,103) - 0.1%	256,650

		Total Investments Before Options Written
		(Cost - $247,192,259*) - 102.5%	248,408,172

Options Written

Call Options Written - (2.4%)	545	Micron Technology, Inc., expiring July 2008
		at $9	(6,813)
	1,377	S&P 500 Listed Option, expiring April 2008
		at $130	(5,769,630)

		Total Options Written
		(Premiums Received - $6,023,043) - (2.4%)	(5,776,443)

		Total Investments, Net of Options Written
		(Cost - $241,169,216) - 100.1%	242,631,729
		Liabilities in Excess of Other Assets - (0.1%)	(345,849)

		Net Assets - 100.0%	$ 242,285,880

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 248,053,805

Gross unrealized appreciation	$ 26,084,809
Gross unrealized depreciation	(25,730,442)

Net unrealized appreciation	$ 354,367

(a)	Non-income producing security.

(b)	Depositary receipts.

(c)	All or portion of security held as collateral in connection with open financial futures contracts.

(d)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Net
		Activity	Interest
	Affiliate	(000)	Income

	BlackRock Liquidity Series, LLC Cash Sweep Series	$ 3,243	$ 212,635

(e)	Represents the current yield as of report date.

  For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.
  Financial futures contracts purchased as of March 31, 2008 were as follows:
		Expiration	Face	Unrealized
Contracts	Issue	Date	Value	Appreciation

280	S&P 500 Index	June 2008	$ 18,468,516	$ 67,484

BlackRock Enhanced Capital and Income Fund, Inc.

Effective January 1, 2008, the Enhanced Capital and Income Fund, Inc. (the “Fund”) adopted FASB Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS

157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

Level 1 – price quotations in active markets/exchanges for identical securities

Level 2 –other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market–corroborated inputs)

Level 3 – unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of March 31, 2008 in determining the fair valuation of the Fund’s investments:

Valuation	Investments in	Other Financial
Inputs	Securities	Instruments*

Level 1	$231,235,236	$(5,452,309)
Level 2	16,916,286	0
Level 3	0	0

Total	$248,151,522	$(5,452,309)

*Other financial instruments are derivative instruments, such as financial future contracts and options.

Item 2 – Controls and Procedures

2(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Enhanced Capital and Income Fund, Inc.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Enhanced Capital and Income Fund, Inc.

Date: May 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Enhanced Capital and Income Fund, Inc.

Date: May 22, 2008

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Enhanced Capital and Income Fund, Inc.

Date: May 22, 2008